FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 3,319	¥ 25,732
Structured deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	3,318	25,550
Equity investments, listed and at quoted market price
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1	¥ 182